Document And Entity Information	Nov. 13, 2023
Document Information [Line Items]
Entity Registrant Name	ASURE SOFTWARE, INC.
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0000884144
Document Period End Date	Nov. 13, 2023
Entity Emerging Growth Company	false
Entity File Number	1-34522
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2415696
Entity Address, Address Line One	405 Colorado Street, Suite 1800
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Local Phone Number	437-2700
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On November 13, 2023, Asure Software, Inc. (the “Company”) filed a current report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This current report on Form 8-K/A (this “Amended Form 8-K”) is being filed solely to correct an inadvertent error in the revenue guidance for 2024 reported in the press release furnished as Exhibit 99.1 to the Original Form 8-K. The Company has corrected the press release to update the revenue guidance for 2024 and such press release is furnished as Exhibit 99.1 hereto. Such press release supersedes and replaces in its entirety the original press release filed as Exhibit 99.1 to the Original Form 8-K. This Amended Form 8-K contains only the cover page to this Amended Form 8-K, this Explanatory Note, Item 9.01, the Signature Page and the correct Exhibit 99.1.This Amended Form 8-K speaks as of the original filing date of the Original Form 8-K and does not modify or update in any way disclosures made in the Original Form 8-K other than to correct Exhibit 99.1.The information contained in the press release included as Exhibit 99.1 hereto shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
No Trading Symbol Flag	true
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	ASUR
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ